Average Annual Total Returns - FidelityGrowthStrategiesFund-AMCIZPRO - FidelityGrowthStrategiesFund-AMCIZPRO - Fidelity Growth Strategies Fund	Oct. 04, 2024
Fidelity Advisor Growth Strategies Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	20.93%
Past 5 years	13.79%
Past 10 years	10.02%
Fidelity Advisor Growth Strategies Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.91%
Past 5 years	12.50%
Past 10 years	9.34%
Fidelity Advisor Growth Strategies Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.40%
Past 5 years	11.08%
Past 10 years	8.26%
RS012
Average Annual Return:
Past 1 year	25.87%
Past 5 years	13.81%
Past 10 years	10.57%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%